Filed Pursuant to Rule 497(e)
                                                  1933 Act File No.    333-29289
                                                  1940 Act File No.     811-8255

                      THE WORLD FUNDS, INC. (the "Company")
                          CSI Equity Fund (the "Fund")
                        Supplement dated January 17, 2008
            to the Prospectus and Statement of Additional Information
                           each dated January 2, 2008

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Effective January 17, 2008, Class A Shares of the Fund will be closed to new shareholders. Existing shareholders may continue to purchase Class A Shares of the Fund.





                       PLEASE RETAIN FOR FUTURE REFERENCE